SUPPLEMENTAL CASH FLOW INFORMATION - Acquisitions and other strategic transactions, net of cash acquired (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Apr. 03, 2023
Disclosure of detailed information about borrowings [line items]
Cash received on sale of Cogeco shares	$ 829	$ 0	$ 829
Acquisitions and other strategic transactions, net of cash acquired		(475)	(16,215)
Proceeds from sales of interests in associates		2,155
Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Net cash consideration	(16,903)	0	(16,903)
Cash consideration for 3800 MHz spectrum acquisition				$ (20,483)
Cash consideration				19,033
Bank advances				$ 25
Aggregated individually immaterial business combinations
Disclosure of detailed information about borrowings [line items]
Net cash consideration	(141)	0	(141)
Cash consideration for 3800 MHz spectrum acquisition		(153)
Cash consideration		153
3800 MHz Spectrum Acquisition
Disclosure of detailed information about borrowings [line items]
Cash consideration for 3800 MHz spectrum acquisition	$ 0	$ (475)	$ 0